Financial Risk Factors and Risk Management - Equity Price Risk Management (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Equity Price Risk
FINANCIAL RISK FACTORS
Equity price risk	€ 3,113	€ 1,996	€ 1,248
Marketable equity investments | Equity Price
FINANCIAL RISK FACTORS
Upward shift, assets (in percent)	10.00%	10.00%	10.00%
Downward shift, assets (in percent)	10.00%	10.00%	10.00%
Upward shift, assets	€ 259	€ 156	€ 65
Downward shift, assets	€ (259)	€ (156)	€ (65)
Share-based payment expenses | Equity Price
FINANCIAL RISK FACTORS
Upward shift, liabilities (in percent)	20.00%	20.00%	20.00%
Downward shift, liabilities (in percent)	20.00%	20.00%	20.00%
Upward shift, liabilities	€ (272)	€ (298)	€ (279)
Downward shift, liabilities	271	307	262
Offsetting gains from hedging instruments | Equity Price
FINANCIAL RISK FACTORS
Upward shift, assets	24	48	57
Downward shift, assets	€ 23	€ 46	€ 44